Right-of-Use asset (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Right of use assets [Abstract]
Summary of Right of Use Asset

	Category of Right-of-Use asset
	Land		Buildings		Plant and equipment (1)		Vehicles		Total
Gross carrying value:
As at April 1, 2021	₹	2,082	₹	18,844	₹	3,918	₹	926	₹	25,770
Additions		15		7,517		429		105		8,066
Additions through Business combinations		-		2,920		-		36		2,956
Disposals		(819)		(3,360)		(1,861)		(149)		(6,189)
Translation adjustment		-		72		25		(14)		83
As at March 31, 2022	₹	1,278	₹	25,993	₹	2,511	₹	904	₹	30,686

Accumulated depreciation:
As at April 1, 2021	₹	55	₹	6,703	₹	2,157	₹	435	₹	9,350
Depreciation		24		5,572		849		264		6,709
Disposals		(21)		(2,667)		(1,518)		(121)		(4,327)
Translation adjustment		-		68		24		(8)		84
As at March 31, 2022	₹	58	₹	9,676	₹	1,512	₹	570	₹	11,816
Net carrying value as at March 31, 2022									₹	18,870

Gross carrying value:
As at April 1, 2022	₹	1,278	₹	25,993	₹	2,511	₹	904	₹	30,686
Additions		-		6,015		1,109		236		7,360
Additions through Business combinations		-		201		-		-		201
Disposals		-		(5,085)		(1,160)		(317)		(6,562)
Translation adjustment		-		822		120		42		984
As at March 31, 2023	₹	1,278	₹	27,946	₹	2,580	₹	865	₹	32,669

Accumulated depreciation:
As at April 1, 2022	₹	58	₹	9,676	₹	1,512	₹	570	₹	11,816
Depreciation		19		5,651		614		238		6,522
Disposals		-		(3,564)		(1,003)		(263)		(4,830)
Translation adjustment		-		364		69		26		459
As at March 31, 2023	₹	77	₹	12,127	₹	1,192	₹	571	₹	13,967
Net carrying value as at March 31, 2023									₹	18,702

(1) Comprised of net carrying value of computer equipment.

Disclosure of Lease Expenses

The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2021		2022		2023
Interest expenses on lease liabilities	₹	798	₹	894	₹	1,176
Rent expense recognized under facility expenses pertaining to:
Leases of low-value assets	53		150			261
Leases with less than twelve months of lease term		1,876		2,392		2,732
	₹	2,727	₹	3,436	₹	4,169